Investments and Long-lived Assets (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Schedule of Construction Costs
	Year ended December 31,
	2017	2016
Beginning balance	$3,520,000	$4,684,000
Additions	506,000	2,495,000
Finished - Transferred	(665,000)	(3,659,000)
Ending Balance	$3,361,000	$3,520,000